Earnings (Loss) Per Share - Disclosure of Earnings (loss) per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Numerator of basic and diluted EPS	R$ 301,358	R$ (106,686)	R$ (116,889)
Equals' acquisition	33,316
Weighted average number of outstanding shares	232,499,264	215,571,771	191,225,664
Denominator of basic EPS	232,532,580	215,571,771	191,225,664
Basic earnings (loss) per share - R$	R$ 1.30	R$ (0.49)	R$ (0.61)
Share-based payments	1,748,001
Denominator of diluted EPS	234,280,581	215,571,771	191,225,664
Diluted earnings (loss) per share - R$	R$ 1.29	R$ (0.49)	R$ (0.61)